Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment information

4. Segment information

For management purposes, Lifezone is organized into business units based on the main types of activities and has two reportable operating segments, as follows:

●	Metals extraction and refining business; and

●	Intellectual property (“IP”) licensing business.

The Metals extraction and refining segment of the business consists of Lifezone’s interest in KNL, comprising the Kabanga Nickel Project in Tanzania. The IP segment comprises patents residing with and managed by Lifezone’s subsidiary Lifezone Limited, a team of highly trained engineers and scientists based in Lifezone’s newly acquired Simulus hydromet laboratory based in Perth, a strategic partnership with Sedibelo and IDC regarding the development of the potential Kell-Sedibelo-Lifezone Refinery and a newly announced an agreement between Lifezone Metals and Glencore plc to recycle platinum, palladium and rhodium in the United States.

Further information on the accounting of the Simulus acquisition is provided in Notes 1 and 27.

The Chief Executive Officer ensures that the corporate strategy is being implemented. He manages Lifezone on a day-to-day basis, monitors the operating results of its two business units separately for the purpose of making decisions about resource allocation and performance assessment and is Lifezone’s Chief Operating Decision Maker. Segment performance is evaluated based on cash flows, operating profit or loss before taxes and is measured with operating profit or loss in the audited consolidated financial statements.

Each of these operating segments is managed separately as each requires different technological expertise, marketing approaches and other resources. All inter-segment transfers are carried out at arm’s length terms comparable to transactions with third parties.

Operating profit or loss is the segment measure of profit or loss, presented in both gross profit and income before taxes.

Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the Statement of Financial Position and Statement of Comprehensive Income. Inter-segment revenues are eliminated upon consolidation and reflected in the ‘Inter-segment eliminations’ column.

	Intellectual	Metals	Inter-Segment
	Property	Extraction	eliminations	Total
	$	$	$	$
For the year ended December 31, 2023
Revenue from external customers	12,308,791	2,337,403	(13,168,368)	1,477,826
Interest income	259,089	308,101	-	567,190
Gain (loss) on foreign exchange	(23,960)	203,600	-	179,640
General and administrative expenses	(9,202,225)	(370,044,345)	13,168,368	(366,078,202)
Gain on remeasurement of contingent consideration	-	156,047	-	156,047
Interest expense	(13,342)	(198,637)	-	(211,979)
Operating gain/(loss)	2,574,439	(367,237,831)	-	(364,663,392)

For the year ended December 31, 2023
Segment assets	3,451,925	138,810,428	-	142,262,353
Segment liabilities	(2,514,159)	(11,434,667)	-	(13,948,826)

	Intellectual	Metals	Inter-Segment
	Property	Extraction	eliminations	Total
	$	$	$	$
For the year ended December 31, 2022
Revenue from external customers	12,472,124	-	(9,544,664)	2,927,460
Interest income	95,064	129,325	-	224,389
Loss on foreign exchange	(6,068)	(49,633)	-	(55,701)
General and administrative expenses	(5,136,544)	(32,967,639)	9,544,664	(28,559,519)
Gain on remeasurement of contingent consideration	-	235,505	-	235,505
Interest expense	-	(266,354)	-	(266,354)
Operating gain/(loss)	7,424,576	(32,918,796)	-	(25,494,220)

For the year ended December 31, 2022
Segment assets liabilities	13,072,760	83,904,291	-	96,977,051
Segment liabilities	(8,693,200)	(12,297,046)	-	(20,990,246)

	Intellectual	Metals	Inter-Segment
	Property	Extraction	eliminations	Total
	$	$	$	$
For the year ended December 31, 2021
Revenue from external customers	2,092,575	-	-	2,092,575
Interest income	10,385	594	-	10,979
Gain (loss) on foreign exchange	7,592	(73,887)	-	(66,295)
General and administrative expenses	(11,260,080)	(8,795,223)	-	(20,055,303)
Interest expense	-	(160,840)	-	(160,840)
Loss before tax	(9,149,528)	(9,029,356)	-	(18,178,884)

For the year ended December 31, 2021
Segment assets	12,499,446	50,341,931	(949,628)	61,891,749
Segment liabilities	(839,647)	(7,363,199)	175,000	(8,027,846)